INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets:
Allowance for loan losses	$ 126	$ 107
Net unrealized loss on securities available for sale		18
Deferred compensation	63	96
Reserve for uncollected interest	3	5
Reserve for off-balance sheet commitments	16	18
OTTI other impairment	164	220
OTTI credit impairment	102	85
Other	191	147
Total gross deferred tax assets	665	696
Deferred tax liabilities:
Net unrealized gain on securities available for sale	41
Deferred origination fees, net	185	127
Depreciation reserve	31	43
Other	2	2
Total gross deferred tax liabilities	259	172
Net deferred tax assets	$ 406	$ 524